TAXES ON INCOME (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) from continuing operations before taxes on income:
Domestic	$ (7,920)	$ (6,012)	$ (5,453)
Foreign	1,548	(700)	(1,608)
Loss before taxes on income	$ (6,372)	$ (6,712)	$ (7,061)